Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash and Cash Equivalents	Cash and cash equivalents are included in the Consolidated Balance Sheet and are analysed as follows:

	2022	2021
	$m	$m
Cash at bank and in hand	873	925
Investments (short-term deposits)	5,063	4,858
Total	5,936	5,783